Additional Information Required by the Argentine Central Bank - Summary of Compliance with Minimum Cash Requirements (Detail) - Dec. 31, 2020 € in Thousands, $ in Thousands, $ in Thousands	ARS ($)	USD ($)	EUR (€)
Argentina, Pesos [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	$ 76,110,500
US Dollar [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank		$ 1,220,767
Euro [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank | €			€ 31
Checking Accounts at Argentine Central Bank [member] | Argentina, Pesos [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	1,000
Checking Accounts at Argentine Central Bank [member] | US Dollar [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank		1,217,252
Checking Accounts at Argentine Central Bank [member] | Euro [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank | €			€ 31
Special Guarantees Accounts at Argentine Central Bank[member] | Argentina, Pesos [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	11,148,780
Special Guarantees Accounts at Argentine Central Bank[member] | US Dollar [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank		$ 3,515
National Treasury Bonds in Argentine Pesos computable for minimum cash [member] | Argentina, Pesos [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	18,343,599
Liquidity bills computable for minimum cash [member] | Argentina, Pesos [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	$ 46,617,121